Other current payables and liabilities - Summary of Current Payables and Liabilities (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other current payables and liabilities [Abstract]
Accrued expenses	SFr 2,138	SFr 2,143
Payroll tax and social security liabilities	497	1,573
Stamp duty and capital tax liabilities	347	486
Deferred revenue	776
Other current liabilities	143	72
Total	SFr 3,901	SFr 4,274